Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Fixed maturities, amortized cost	$ 50,264.0	$ 43,794.2
Short-term investments, amortized cost	2,861.7	942.6
Nonredeemable preferred stocks, cost	1,364.2	1,571.8
Equity Securities Common Equities Cost	826.1	1,264.1
Premium receivable, allowance for credit loss	343.3	280.4
Property and equipment, accumulated depreciation	1,551.1	1,407.4
Intangible assets, accumulated amortization	$ 158.6	$ 383.8
Common Shares, par value (USD per share)	$ 1.00	$ 1.00
Common Shares, authorized (shares)	900,000,000.0	900,000,000.0
Common Shares, issued (shares)	797,600,000	797,600,000
Common Shares, treasury shares (shares)	212,700,000	213,200,000
Serial Preferred Stock
Preferred shares, authorized (in shares)	20,000,000.0	20,000,000.0
Series B Preferred Stock | Serial Preferred Stock
Preferred shares, authorized (in shares)	500,000	500,000
Preferred stock, par value	$ 0	$ 0
Preferred Stock, Liquidation Preference Per Share	$ 1,000	$ 1,000
Preferred shares, issued (in shares)	500,000	500,000
Preferred Stock, Shares Outstanding	500,000	500,000